Other non-current assets	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets

Note 18	Other non-current assets

FOR THE YEAR ENDED DECEMBER 31	NOTE	2019	2018
Net assets of post-employment benefit plans	24	558	331
Long-term notes and other receivables		142	89
Derivative assets	26	200	68
Publicly-traded and privately-held investments	26	129	110
Investments(1)		128	114
Other		117	135
Total other non-current assets		1,274	847

(1)	These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.